Trade and other payables - Payments Due to Vendors (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Current	£ 73.3	£ 62.0
Payments due to vendors, Non-current	125.4	98.1
Payments due to vendors	198.7	160.1
Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Current	73.3	62.0
Between one and two years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	54.1	19.5
Between two and three years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	70.9	27.6
Between three and four years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	0.4	28.6
Between four and five years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	£ 0.0	£ 22.4